Short-Term Investments (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Warrant [Member]
Short-Term Investments [Line Items]
Unrealized loss from investment	¥ 3,668,085
Equity Securities [Member]
Short-Term Investments [Line Items]
Unrealized loss from investment	¥ 655,775